Financial assets at fair value through the income statement (Tables) - Financial assets at fair value through the income statement [member]	12 Months Ended
Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets designated at fair value
	Designated at fair value		Mandatorily at fair value		Total
	2018	2017	2018	2017	2018	2017
	£m	£m	£m	£m	£m	£m
Loans and advances	5,267	11,037	14,257	-	19,524	11,037
Debt securities	3,855	15	667	-	4,522	15
Equity securities	-	4,670	6,019	-	6,019	4,670
Reverse repurchase agreements and other similar secured lending	106	100,040	118,935	-	119,041	100,040
Other financial assets	-	519	542	-	542	519
Financial assets at fair value through the income statement	9,228	116,281	140,420	-	149,648	116,281

Credit risk of loans and advances designated at fair value and related credit derivatives

Credit risk of loans and advances designated at fair value and related credit derivatives

The following table shows the maximum exposure to credit risk, the changes in fair value attributable to changes in credit risk, and the cumulative changes in fair value since initial recognition together with the amount by which related credit derivatives mitigate this risk:

	Maximum exposure as at 31 December		Changes in fair value during the year ended		Cumulative changes in fair value from inception
	2018	2017	2018	2017	2018	2017
	£m	£m	£m	£m	£m	£m
Loans and advances designated at fair value, attributable to credit risk	5,267	11,037	(5)	10	(35)	2
Value mitigated by related credit derivatives	-	256	-	1	-	(12)